Bonds, mortgages and other long-term debt - Debt (Details) - Dec. 31, 2025	USD ($)	EUR (€)
Bonds, mortgages and other long-term debt
Total debt	$ 1,678,000	€ 1,429,000
Less: current portion	(689,000)	(586,000)
Noncurrent liabilities	989,000	842,000
Recoverable advances - Bpifrance (Innovation and BELICIM)
Bonds, mortgages and other long-term debt
Total debt	382,000	325,000
PGE loans (CIC, Bpifrance, BNP)
Bonds, mortgages and other long-term debt
Total debt	394,000	335,000
Bpifrance Innovation Loan
Bonds, mortgages and other long-term debt
Total debt	403,000	343,000
Less: current portion	(84,635)	(72,050)
Noncurrent liabilities	318,633	271,255
Bpifrance Innovation R&D Loan
Bonds, mortgages and other long-term debt
Total debt	$ 499,000	€ 425,000